INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2023 shares R$ / shares
INTANGIBLE
Nominal rate (percentage)	3.50%
Discount rate, based on WACC (as a percent)	8.90%
Average exchange rate | shares	5.15
Discount rate (post-tax)	8.90%
Discount rate (pre-tax)	12.25%
After-tax discount rate applied to cash flow projections of both cash-generating units is higher than management's estimates	1.00%
Top of range [member]
INTANGIBLE
Discount rate (post-tax)	9.90%
Bottom of range [member]
INTANGIBLE
Discount rate (post-tax)	8.90%
Foreign
INTANGIBLE
Net average pulp price	662.1
Domestic (Brazil)
INTANGIBLE
Net average pulp price	648.7